Acquisitions (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Solar Energy [Member]	Dec. 31, 2013 Solar Energy [Member]	Dec. 31, 2011 Solar Energy [Member]	Dec. 31, 2013 SunEdison [Member]	Jul. 06, 2012 SunEdison [Member]
Business Acquisition [Line Items]
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High								$ 65.9
Deferred Tax Assets, Operating Loss Carryforwards		110.3	132.3
Net Income (Loss) Attributable to Parent		(586.7)	(150.6)	(1,536.0)
Business Acquisition, Pro Forma Net Income (Loss)		586.7	150.6	1,536.0
Goodwill, Impairment Loss	384.1	0	0	440.5	384.1	440.5	0
Contingent consideration payable related to acquisitions		15.2	23.1
Contingent Consideration Paid In Cash									$ 66.4